Reconciliation of Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Effective Income Tax Rate [Line Items]
U.S. federal statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal benefit and other	2.30%	3.00%	3.30%
Tax effects on foreign income	(0.30%)	(1.00%)	(1.30%)
Effective income tax rate attributable to Watsco, Inc.	37.00%	37.00%	37.00%
Taxes attributable to noncontrolling interest	(5.40%)	(6.40%)	(7.70%)
Effective income tax rate	31.60%	30.60%	29.30%